Expense Example, No Redemption - Class C	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 10 Years
USD ($)	158	532	930	2,046	164	544	949	2,081	158	527	922	2,026	162	533	930	2,039	163	511	884	1,930